Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

3. Revenue

For the years ended December 31, 2021, 2022 and 2023, substantially all of the Group’s revenues were generated in the PRC. The disaggregated revenues by types and the timing of transfer of goods or services were as follows:

Disaggregation of revenues

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Product sales recognized at point of time	3,873,589	2,644,214	3,357,202

Service
- revenues recognized over time	5,479,799	5,675,173	5,344,173
-revenues recognized at point of time	42,868	81,244	110,638

Total revenue	9,396,256	8,400,631	8,812,013

Contract Liability

The movement of the advances from customers for the years ended December 31, 2021 and 2022 were as follows:

Advances from
Customers
Opening Balance as of January 1, 2022	63,677
Net increase	57,181
Ending Balance as of December 31, 2022	120,858
Net increase	42,379
Ending Balance as of December 31, 2023	163,237

Revenues amounted to RMB 63,677 and RMB 120,858 were recognized in the years ended December 31, 2022 and 2023 respectively, that were included in the balance of advance from customers at the beginning of the respective year.